SAFEs	12 Months Ended
Dec. 31, 2025
SAFEs
SAFEs
6.	SAFEs

From November 2023 through December 2024, the Company issued Simple Agreements for Future Equity (“SAFEs”) with an aggregate purchase amount of $3.1 million. The SAFEs provide for automatic conversion upon an equity financing and specified rights upon a liquidity or dissolution event.

Upon the initial closing of the next equity financing prior to termination of the SAFEs, each SAFE was automatically converted into a number of shares of the Company’s convertible preferred stock. For each tranche, the conversion price was the lower of (a) the price per share paid by the new money investors in the equity financing, and (b) the SAFE price determined for that tranche in accordance with its terms, which was calculated based on the stated post-money valuation cap and the Company’s capitalization immediately prior to the financing and/or the applicable discount rate.

If a liquidity event (including a change of control, direct listing, or initial public offering) occurred prior to termination of the SAFEs, each investor would have been entitled, immediately prior to such event and subject to the liquidation priority described below, to receive the greater of: (1) a cash payment equal to the purchase amount (the “cash-out amount”), or (2) the consideration payable in respect of a number of shares of common stock equal to the purchase amount divided by the “liquidity price,” which would have been determined by reference to the applicable post-money valuation cap for the tranche and the liquidity capitalization at the time of the event. If a dissolution event occurred prior to termination, each investor would have been entitled, subject to the liquidation priority, to receive proceeds equal to the cash-out amount.

The SAFEs do not bear interest, have no stated maturity date, and do not provide dividend or participation rights prior to conversion. In a liquidity or dissolution event, the SAFEs are intended to operate like non-participating convertible preferred stock with the following priority: junior to all outstanding indebtedness and other creditor claims; on par with other SAFEs and the Company’s convertible preferred stock; and senior to the Company’s common stock and any other equity securities that are not SAFEs or convertible preferred stock.

Until their settlement and conversion into the Company’s Series A convertible preferred stock in September 2025, the SAFEs were classified as liabilities based on their contractual terms and recorded at fair value as a non-current liability in the consolidated balance sheets. Changes in fair value are recognized in earnings within other income (expense) in the accompanying consolidated statement of operations and comprehensive loss. The Company expensed issuance costs related to the SAFEs as incurred. Refer to Note 4 for additional information regarding the fair value measurement of the SAFEs.